Securities - Summary of Allowance for Losses measured at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2020	Apr. 30, 2020
Stage 3 [member] | Debt securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Provisions for credit loss	$ 13	$ 13